Employee Benefits - Actual Plan Asset Allocation (Details) - United Kingdom	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	25.00%	22.00%
Gilts
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	71.00%	65.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	4.00%	13.00%